Aquila Three Peaks Opportunity Growth Fund

SUMMARY PROSPECTUS / April 25, 2018

Tickers:	Class A – ATGAX	Class C – ATGCX	Class I – ATRIX
	Class F – ATGFX	Class T – ATGTX	Class Y – ATGYX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format.  Before you invest, you may want to review the Fund's complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.aquilafunds.com/prospectuses-reports/.  You can also get this information at no cost by calling 800-437-1000 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Fund's Prospectus and Statement of Additional Information, both dated April 25, 2018, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective
The Fund's objective is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and under "Alternative Purchase Plans" on page 26 of the Fund's Prospectus, "Sales Charges - Class A Shares and Class T Shares" on page 28 of the Prospectus, "Broker-Defined Sales Charge Waiver Policies" on page 46 of the Prospectus, and "Purchase, Redemption, and Pricing of Shares" on page 52 of the Statement of Additional Information (the "SAI").  If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class T Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	0.40%	0.25%	None
Other Expenses	0.25%	0.25%	0.18%	0.12%	0.25%	0.25%
Total	1.38%	2.08%	1.01%	1.35%	1.33%	1.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	2.09%	1.02%	1.36%	1.34%	1.09%

(1)
Shareholders who purchase $1 million or more of Class A Shares do not pay an initial sales charge but may pay a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$560	$846	$1,153	$2,023
Class C Shares	$312	$655	$1,124	$2,078
Class F Shares	$104	$325	$563	$1,248
Class I Shares	$138	$431	$745	$1,635
Class T Shares	$383	$664	$966	$1,822
Class Y Shares	$111	$347	$601	$1,329

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$212	$655	$1,124	$2,078

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 70% of its net assets in equity securities believed to have the potential for capital appreciation.  In addition to common stocks, exchange traded funds that invest primarily in equity securities, warrants, convertible bonds and preferred stock are considered equity securities for purposes of the equity allocation.
The Fund's investment strategy focuses on factors specific to each investment, such as an improving balance sheet and an improving leverage ratio.  The Fund invests in equity securities without regard to whether they could be described as "growth" or "value."  The Fund invests in a range of stock market capitalizations that could include small-cap, mid-cap, and large-cap.
The Fund may, from time to time, hold as much as 30% of its net assets in a variety of fixed income securities of any maturity, including lower-quality corporate debt securities (often referred to as high yield or "junk" bonds).  The Fund may invest in high yield bonds in an effort to moderate equity market volatility by virtue of the coupon payments and the Sub-Adviser's expectation of lower volatility of high yield bonds relative to equity securities.  The Fund may also invest in fixed income securities to increase returns.  Other debt instruments, such as exchange traded funds that invest primarily in fixed income securities, zero coupon bonds or pay-in-kind ("PIK") bonds can be included in the fixed income allocation.
The Fund may invest up to 15% of its net assets in foreign securities (debt and/or equity).
The Fund may also hold cash or other short-term investments.
Principal Risks
You may lose money by investing in the Fund.  Following is a summary description of certain risks of investing in the Fund.
Market Risk. The value of the Fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will likely go down.  In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrades of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.  The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.  The Federal Reserve has reduced its market support activities and has begun raising interest rates.  Certain foreign governments and central banks are implementing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth.  Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Equity Securities Risk.  Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions.  The market price of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Interest Rate Risk.  The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low, so the Fund
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faces a heightened risk that interest rates may continue to rise.  A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.  The maturity of a security may be significantly longer than its effective duration.  A security's maturity and other features may be more relevant than its effective duration in determining the security's sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.
Credit Risk.  If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if  the value of the assets underlying a security declines, the value of your investment will typically decline. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.
Junk Bonds Risk.  Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
Foreign Securities Risk.  Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Small and Mid-Sized Companies.  Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Sub-Adviser thinks appropriate, and offer greater potential for gain and loss.  The Fund invests in companies that are highly leveraged.  Leverage can magnify the impact of adverse economic, political, regulatory and other developments on a company's operations and market value.
Risks of Zero Coupon and Pay-In-Kind Securities.  The value, interest rates and liquidity of non-cash paying instruments, such as zero-coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities.
Liquidity Risk.  The Fund may make investments that are illiquid or become illiquid after purchase, including investments in securities issued in private placement transactions.  Illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.  The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Fund's ability to meet its obligations (including obligations to redeeming shareholders).
Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser's judgment about the attractiveness, quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about market movements or interest rates, is incorrect.
Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.  The Fund's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
Redemption Risk.  The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
Cybersecurity Risk. Cybersecurity failures or breaches by the Fund's Manager, Sub-Adviser, Transfer Agent, Custodian, Distributor and other service providers may disrupt Fund operations, interfere with the Fund's ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.
These risks are discussed in more detail later in the Prospectus or in the SAI.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the designated periods compare with those of the Russell 3000 Index (the Fund's primary benchmark index) and the S&P 500 Index, each a broad measure of market performance. No performance information is presented for Class F or Class T Shares because Class F Shares and Class T Shares do not have annual returns for at least one calendar year. The returns for Class F Shares and Class T Shares would differ from the returns shown because Class F Shares and Class T Shares have different expenses.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1000 (toll-free).
The Fund acquired the assets and liabilities of Aquila Three Peaks Opportunity Growth Fund (the "Predecessor Fund") on October 11, 2013.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance shown for periods prior to October 11, 2013, is the performance of the Predecessor Fund.  Prior to October 14, 2010, the Predecessor Fund was known as "Aquila Rocky Mountain Equity Fund."  The Predecessor Fund's returns for periods prior to October 14, 2010 reflect the investment strategies and portfolio managers in effect for the Predecessor Fund during such periods.  Such returns should not be considered predictive or representative of results the Fund may experience under its current strategy and investment sub-adviser.
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Annual Total Returns – As of December 31 -
 Class Y Shares 2008-2017

50%

40%                                                     37.61%
                                                        XXXX
                                                        XXXX
                         30.94%                         XXXX
30%                      XXXX                           XXXX
                         XXXX                           XXXX
                         XXXX                           XXXX
                         XXXX                  24.55%   XXXX
                         XXXX                   XXXX    XXXX
20%                      XXXX                   XXXX    XXXX
                         XXXX                   XXXX    XXXX
                         XXXX    16.39%         XXXX    XXXX    16.15%                 16.71%
                         XXXX    XXXX           XXXX    XXXX    XXXX                    XXXX
                         XXXX    XXXX           XXXX    XXXX    XXXX                    XXXX
                         XXXX    XXXX           XXXX    XXXX    XXXX                    XXXX
10%                      XXXX    XXXX           XXXX    XXXX    XXXX                    XXXX
                         XXXX    XXXX           XXXX    XXXX    XXXX            6.16%   XXXX
                         XXXX    XXXX           XXXX    XXXX    XXXX    4.52%   XXXX    XXXX
                         XXXX    XXXX           XXXX    XXXX    XXXX    XXXX    XXXX    XXXX
 0%                      XXXX    XXXX           XXXX    XXXX    XXXX    XXXX    XXXX    XXXX
              XXXX                      XXXX
              XXXX                     -3.72%
              XXXX
              XXXX
              XXXX
-10%          XXXX
              XXXX
              XXXX
-20%          XXXX
              XXXX
              XXXX
-30%          XXXX
              XXXX
              XXXX
-40%          XXXX
            -40.90

-50%
              2008      2009    2010    2011    2012    2013    2014    2015    2016    2017

Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.41% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008).

	Average Annual Total Returns for the Periods Ended December 31, 2017
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	11.41%	14.32%	7.59%
Class C	14.53%	14.49%	7.27%
Class I	16.46%	15.53%	8.35%
Class Y	16.71%	15.66%	8.38%
Class Y Returns After Taxes
on Distributions	15.23%	15.14%	7.88%
on Distributions and Redemption	10.33%	12.55%	6.71%
Russell 3000 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	21.13%	15.58%	8.60%
S&P 500 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	19.42%	13.39%	6.18%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.
Management
Investment Adviser — Aquila Investment Management LLC (the "Manager")
Sub-Adviser — Three Peaks Capital Management, LLC
Co-Portfolio Managers Mr. Sandy Rufenacht and Mr. Zach Miller jointly and primarily manage the Fund's portfolio.  Mr. Rufenacht, President of the Sub-Adviser since 2003, has served as the Co-Portfolio Manager of the Fund and the Predecessor Fund since 2010.  Mr. Miller has served as Co-Portfolio Manager of the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. Transactions in Class A Shares or Class C Shares may be made either through a financial advisor or directly with the Fund. The minimum initial purchase amount for Class A and Class C Shares is $1,000, or $50 if an automatic investment program is established. There is no minimum for subsequent investments. Transactions in Class F Shares, Class I Shares, Class T Shares and Class Y Shares may be made only through a financial intermediary, which may impose separate investment minimums.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and Aquila Distributors LLC (the "Distributor") or the Manager may pay the intermediary for the sale of Fund shares and related shareholder servicing activities. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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